Trade payables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade payables
Note 23 - Trade payables
The current trade payables balances for the Group were as follows:

	As of December 31,
	2025	2024[1]
Trade payables - external	115,161	103,368
Trade payables - related parties[2]	992,001	790,546
Total	1,107,162	893,914
1 - The amount for December 31, 2024 was re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
2 - The amounts due to related parties include transactions from agreements associated with purchases of intangible assets, sales and distribution, procurement, manufacturing and other support from Volvo Cars and Geely. For further information, see Note 28 - Related party transactions.